Income Taxes and Duties - Summary of Expense (Benefit) Attributable to Profit (Loss) from Continuing Operations before Income Taxes (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of Income Taxes and Duties [Line items]
Total duties, taxes and other	$ 461,578,223	$ 23,450,722	$ 332,980,041	$ 264,521,435
PEMEX [member]
Disclosure of Income Taxes and Duties [Line items]
Expected income tax expense	(41,316,168)		(20,055,588)	(14,901,324)
Tax effect of inflation-net	11,742,346		14,302,118	8,098,213
Difference between accounting and tax depreciation	(3,359,548)		(3,713,920)	(1,765,183)
Unrecognized Deferred asset	21,885,731
Non-deductible expenses	1,781,012		1,954,659	1,558,120
Others-net	911,255		1,725,579	(5,630,195)
Total duties, taxes and other	$ (8,355,372)		$ (5,787,152)	$ (12,640,369)